Summary, Invesco Van Kampen Corporate Bond Fund - Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund
Fund Summary - Invesco Van Kampen Corporate Bond Fund
Investment Objectives
The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Corporate Bond Fund	Class A, Invesco Van Kampen Corporate Bond Fund	Class B, Invesco Van Kampen Corporate Bond Fund	Class C, Invesco Van Kampen Corporate Bond Fund	Class R, Invesco Van Kampen Corporate Bond Fund	Class Y, Invesco Van Kampen Corporate Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Corporate Bond Fund		Class A, Invesco Van Kampen Corporate Bond Fund	Class B, Invesco Van Kampen Corporate Bond Fund	Class C, Invesco Van Kampen Corporate Bond Fund	Class R, Invesco Van Kampen Corporate Bond Fund	Class Y, Invesco Van Kampen Corporate Bond Fund
Management Fees		0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	0.25%	0.81%	0.50%	none
Other Expenses		0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	0.92%	0.92%	1.48%	1.17%	0.67%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated for the current fiscal year.
[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Corporate Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Corporate Bond Fund	Class A	564	754	960	1,553
Class B, Invesco Van Kampen Corporate Bond Fund	Class B	594	593	709	1,131
Class C, Invesco Van Kampen Corporate Bond Fund	Class C	251	468	808	1,768
Class R, Invesco Van Kampen Corporate Bond Fund	Class R	119	372	644	1,420
Class Y, Invesco Van Kampen Corporate Bond Fund	Class Y	68	214	373	835

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Corporate Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Corporate Bond Fund	Class A	564	754	960	1,553
Class B, Invesco Van Kampen Corporate Bond Fund	Class B	94	293	509	1,131
Class C, Invesco Van Kampen Corporate Bond Fund	Class C	151	468	808	1,768
Class R, Invesco Van Kampen Corporate Bond Fund	Class R	119	372	644	1,420
Class Y, Invesco Van Kampen Corporate Bond Fund	Class Y	68	214	373	835

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Corporate Bond Fund (the predecessor fund) and the Fund for the fiscal year September 1, 2009 to August 31, 2010 was 74% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period September 1, 2010 to February 28, 2011 was 49% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. To the extent that the Fund invests in securities with medium- or lower-credit qualities, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. Medium- and lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities, especially those with longer maturities or those that do not make regular interest payments, generally are more sensitive to negative issuer developments or adverse economic conditions and may be more volatile than are higher-grade securities.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying security.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for the periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class R shares are those of the Class A shares of the Fund (and the predecessor fund).

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended March 31, 2011): 1.42% Best Quarter (ended June 30, 2009): 11.08% Worst Quarter (ended September 30, 2008): (8.41)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Corporate Bond Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return Before Taxes		3.61%	4.58%	5.27%		Sep. 23, 1971
Return Before Taxes Class B, Invesco Van Kampen Corporate Bond Fund	Class B shares: Inception (09/28/1992)				3.20%	4.64%	5.17%		Sep. 28, 1992
Return Before Taxes Class C, Invesco Van Kampen Corporate Bond Fund	Class C shares: Inception (08/30/1993)				7.02%	4.88%	5.04%		Aug. 30, 1993
Return Before Taxes Class R, Invesco Van Kampen Corporate Bond Fund	Class R shares: Inception (06/06/2011)	[1]			8.43%	5.34%	5.52%		Jun. 06, 2011
Return Before Taxes Class Y, Invesco Van Kampen Corporate Bond Fund	Class Y shares: Inception (08/12/2005)				9.29%	5.90%		5.57%	Aug. 12, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions		1.81%	2.73%	3.28%		Sep. 23, 1971
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions and Sale of Fund Shares		2.31%	2.79%	3.28%		Sep. 23, 1971
Barclays Capital US Corp INV Bd Index			Barclays Capital US Corp INV Bd Index	(reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
Lipper BBB Rated Funds Index			Lipper BBB Rated Funds Index		10.46%	5.57%	5.96%
[1]	Class R shares' performance shown is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.